Annual Total Returns[BarChart] - INVESCO GROWTH AND INCOME FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.09%)	14.58%	33.84%	10.15%	(3.15%)	19.82%	14.21%	(13.46%)	25.25%	2.35%